Document and Entity Information	May 31, 2024
Risk/Return:
Document Type	497
Document Period End Date	Dec. 31, 2023
Registrant Name	Variable Insurance Products Fund II
Central Index Key	0000831016
Investment Company Type	N-1A
Amendment Flag	false